Group Statement of Comprehensive Income (Unaudited) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
Profit for the period	£ 3,538	£ 2,894	£ 5,849
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	4,095	72	(3,216)
Differences on exchange	4,847	153	(2,967)
Cash flow hedges
– net fair value losses	(267)	(180)	(246)
– reclassified and reported in profit for the period	48	19	53
Net investment hedges
– net fair value (losses)/gains	(353)	(26)	21
– differences on exchange on borrowings	(230)	30	(18)
Associates – share of OCI, net of tax		29	(115)
Tax on items that may be reclassified	50	47	56
Items that will not be reclassified subsequently to profit or loss:	57	(662)	(507)
Retirement benefit schemes
– net actuarial gains/(losses)	78	(833)	(582)
– surplus recognition	(6)		(7)
Associates – share of OCI, net of tax	(11)	15	7
Tax on items that will not be reclassified	(4)	156	75
Total other comprehensive income/(expense) for the period, net of tax	4,152	(590)	(3,723)
Total comprehensive income for the period, net of tax	7,690	2,304	2,126
Attributable to:
Owners of the parent	7,596	2,231	2,000
Non-controlling interests	94	73	126
Total comprehensive income for the period, net of tax	£ 7,690	£ 2,304	£ 2,126